Common Stock	6 Months Ended
Jun. 30, 2024
Equity [Abstract]
Common Stock	Common Stock
As of December 31, 2023, the Company has authorized two series of common stock, designated Class A common stock and Class B convertible common stock. As of December 31, 2022 and 2023, there were 2,004,783 of Class A common stock issued, and there were 1,946,988 and 1,969,360 of Class A common stock outstanding, respectively. As of December 31, 2022 and 2023, there were 2,744,184 shares of Class B convertible common stock issued and outstanding.
Each share of common stock entitles the holder to one vote on all matters submitted to a vote of the Company’s stockholders. Class B convertible common stockholders are entitled to receive noncumulative dividends at an annual rate of 8%, as may be declared by the board of directors, if any. Class A common stockholders have no dividend rights. Such dividends are not cumulative, and no dividends have been declared or paid by the Company through December 31, 2023.
Class A common stock reserved for future issuance consist of the following:

	December 31,
	2022	2023
Convertible preferred stock	5,040,369	10,705,829
Class B convertible common stock	554,843	554,843
Class A common stock options granted and outstanding	1,065,984	1,883,938
Class A shares available for issuance under incentive plans	23,314	305,373
Class A common stock warrants	95,034	95,034
Preferred stock warrants	164,676	164,676
Warrants
The Company has issued warrants to acquire Class A common stock and Series A convertible preferred stock.
The warrant to purchase 95,034 shares of Class A common stock has an exercise price of $1.04 per share and was issued in December 2020 with an expiration date in February 2024.
The Series A preferred stock warrants have an exercise price of $2.15 per share and were issued in October 2020 with an expiration date in October 2027. The Series A preferred stock warrants shall no longer be exercisable and become null and void on the date of which the Company consummates the sale of its common stock or other securities in the Company’s first underwritten public offering pursuant to an effective registration statement under the Securities Act of 1933, as amended, or in the event of a deemed liquidation event, provided however that if the holder of any such Series A preferred stock warrant has not exercised the warrant prior to the closing of any such transaction, such Series A preferred stock warrant shall automatically be deemed to be exercised in full pursuant to the net exercise features of such Series A preferred stock warrants immediately prior to the closing of the applicable transaction, without any further action required on the part of the holder thereof.
No warrants were exercised for any of the periods presented.